UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM NCSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER 811-06115
THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Address of principal executive offices) (Zip code)
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Name and address of agent for service)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (201)
915-3054
DATE OF FISCAL YEAR END:  October 31, 2004
DATE OF REPORTING PERIOD:  October 31, 2004


Item 1.  Reports to Stockholders.
ANNUAL REPORT
OCTOBER 31, 2004
The Singapore Fund, Inc.
General Information
The Fund
The Singapore Fund, Inc. (the "Fund") is a non-
diversified, closed-end management investment company. Its primary investment objective is capital appreciation, which it seeks through investment primarily in Singapore equity securities, and to a lesser degree, investment in equity securities issued by companies in ASEAN Group countries. The ASEAN Group currently is composed of Brunei, Cambodia, Indonesia, Laos, Malaysia, Myanmar (formerly Burma), the Philippines, Singapore, Thailand and Vietnam. The Fund's Investment Manager is DBS Asset Management (United States) Pte. Ltd. (the "Manager"), an indirectly wholly-owned subsidiary of The Development Bank of Singapore, Ltd. Daiwa SB Investments (Singapore) Ltd. provides the Manager with advice regarding investments.
Shareholder Information
The Fund's shares are listed on the New York Stock
Exchange ("NYSE").   The Fund understands that its shares may
trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund's NYSE trading symbol is "SGF". Weekly comparative net asset value ("NAV") and market price information about the Fund is published each Monday in THE WALL STREET JOURNAL, each Sunday in THE NEW YORK TIMES and each Saturday in BARRON'S, and also in many other newspapers. The Fund's weekly NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund's website includes a monthly market review, a list of the Fund's top ten industries and holdings, the proxy voting policies and procedures, the code of ethics and the audit committee charter.
Inquiries
Inquiries concerning your share account should be directed to EquiServe Trust Company, N.A. (the "Plan Agent") at the number noted below. All written inquiries should be directed to The Singapore Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.
Restriction On Beneficial Ownership By Singapore Residents The Fund expects to continue to qualify for a Singapore income tax exemption granted to non-Singapore resident investors with respect to certain types of income derived from Singapore sources. In order for the Fund to be treated as a non-Singapore resident, and therefore qualify for this exemption, not more than 5% of the Fund's issued share capital may be beneficially owned, directly or indirectly, by Singapore residents. For this reason, the Fund's Board of Directors has restricted, and in the future may prohibit, the transfer of the Fund's shares to residents of Singapore. Proxy Voting Policies And Procedures
A description of the policies and procedures that are used by the Fund's Investment Manager to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at www.sec.gov. Information regarding how the Investment Manager votes these proxies is now available by calling the same number and the Commission's website. The Fund has filed its first report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2004.
Quarterly Portfolio Of Investments
A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Commission's website at www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.
Dividend Reinvestment And Cash Purchase Plan
A Dividend Reinvestment and Cash Purchase Plan (the
"Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional semi-annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent by calling
(800) 426-5523 or by writing The Singapore Fund, Inc., c/o EquiServe Trust Company, N.A., P.O. Box 43010, Providence, RI 02940-3010.
A brief summary of the material aspects of the Plan follows:
Who can participate in the Plan? If you wish to participate and your shares are held in your name, no action is required on your part, as you are automatically enrolled by the Plan Agent. However, if your shares are held in the name of a brokerage firm, bank or nominee, you should instruct your nominee to participate in the Plan on your behalf. If your nominee is unable to participate in the Plan for you, you should request that your shares be registered in your name, so that you may participate directly in the Plan. May I withdraw from the Plan? If your shares are held in your name and you wish to receive all dividends and capital gain distributions in cash rather than in shares, you may withdraw from the Plan without penalty at any time by contacting the Plan Agent. If your shares are held in nominee name, you should be able to withdraw from the Plan without penalty at any time by sending written notice to your nominee. If you withdraw, you will receive a share certificate for all full shares or, if you wish, the Plan Agent will sell your shares and send you the proceeds, after the deduction of brokerage commissions. The Plan Agent will convert any fractional shares to cash at the then-current market price and send to you a check for the proceeds.
How are the dividends and distributions reinvested? If the market price of the Fund's shares on the payment date should equal or exceed their net asset value per share, the Fund will issue new shares to you at the higher of net asset value or 95% of the then-current market price. If the market price is lower than net asset value per share, the Fund will issue new shares to you at the market price. If the dividends or distributions are declared and payable as cash only, you will receive shares purchased for you by the Plan Agent on the NYSE or otherwise on the open market to the extent available.
What is the Cash Purchase feature? The Plan also allows shareholders to make optional cash investments in Fund shares semi-annually through the Plan Agent in any amount from $100 to $3,000. The Plan Agent will purchase shares for you on the NYSE or otherwise on the open market twice a year, on or about February 15th and August 15th. Plan participants should send in voluntary cash payments to be received by the Plan Agent approximately ten days before the applicable purchase date. The Plan Agent will return any cash payments received more than thirty days prior to the applicable date. You may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than two business days before the purchase date.
Is there a cost to participate? There are no Plan charges or brokerage charges for shares issued directly by the Fund. However, each participant will pay a pro rata portion of brokerage commissions for shares purchased on the NYSE or on the open market by the Plan Agent. For purchases from voluntary cash payments, participants must pay a nominal service fee of $0.75 for each investment in addition to a pro rata portion of the brokerage commission.
What are the tax implications? The automatic reinvestment of dividends and distributions does not relieve you of any income tax which may be payable (or required to be withheld) on such dividends and distributions. In addition, the Plan Agent will reinvest dividends for foreign participants and for any participants subject to federal backup withholding after the deduction of the amounts required to be withheld.
Please note that, if you participate in the plan through a brokerage account, you may not be able to continue as a participant if you transfer those shares to another broker. Contact your broker or nominee or the plan agent to ascertain what is the best arrangement for you to participate in the Plan.


November 22, 2004
Dear Shareholders:
We are pleased to present the Annual Report of The
Singapore Fund, Inc. (the "Fund") for the fiscal year ended
October 31, 2004.
Performance Review
US$Terms
Nov
'03
to
Jan '0
4
Feb
'04
to
April
'04
May
'04
to
July '
04
Aug
'04
to
Oct '0
4
Nov
'03
to
Oct '0
4
Singapore Fund
+9.38%
-4.70%
+1.76%
+10.46
%
+17.16
%
Straits Times ("ST")
Index
+9.41%
-1.70%
+3.28%
+8.80%
+20.28
%
Relative to Benchmark
Index
-0.03%
-3.00%
-1.52%
+1.66%
-3.12%

In the first quarter, the portfolio slightly under-
performed the benchmark Straits Times ("ST") Index. The steady rotation out of smaller-cap technology stocks into more traditional blue chip names continued over the quarter. In the second quarter ended April 30, 2004, the portfolio under-performed the benchmark by 300 basis points ("bsp"). The rotation out of smaller-cap technology stocks continued as investors generally became more cautious. The financial sector, particularly banks, continued to out-
perform over the quarter.   Restrictions on the Fund's
ability to invest in DBS Group Holdings and to invest more than 25% of its assets in banking stocks continued to affect the Fund's performance negatively relative to the benchmark, given the strong rebound in banking stocks toward the latter half of the first quarter. Nevertheless, over the longer-term, we are confident of finding other opportunities to mitigate these constraints.
For the quarter ended July 31, 2004, the Fund under-performed the benchmark by 152 bsp. By the month of July, the portfolio had regained performance against the ST Index. Given the macro concerns surrounding equity markets over this period, there was a broad sell-off in non-benchmark stocks regardless of quality, as investors generally headed towards defensive stocks and large-cap benchmark stocks. As a result, we reduced our weightings in the small/mid-cap universe as well as the technology hardware space.
For the final quarter of the year ended October 31, 2004, the portfolio out-performed the benchmark by 166 bsp. Our disciplined approach to stock selection contributed positively despite the constraints in the banking sector. Market Review
The first two quarters of the year saw significant volatility in equity prices. Profit taking was evident across all sectors, with the small and mid-cap stocks falling more than their traditional blue chip counterparts.
Toward the end of 2003, despite successive new highs on Wall Street, the ST Index was range bound, trading between 1703 to 1754. The lack of corporate news flow over a traditionally quiet period resulted in a sharp decline in trading volumes. Activity centered on a few stocks, in particular recent Initial Public Offerings ("IPOs"), China plays and technology-related stocks.
The beginning of the second quarter saw some interest returning to the market. Corporate earnings outlooks remained positive for the current year with revisions generally on an up-trend. Nevertheless, the reprieve in the market failed to last and share prices corrected in March and April as investors turned cautious in view of accelerating raw material prices and signs of inflationary pressures. In addition, the spate of negative news globally resulted in a further sell off in equity markets. Acts of terrorism, political concerns in the region and U.S. employment numbers caused investors to take a more cautious stance. Stronger U.S. economic data released over the quarter fuelled expectations of a sooner than expected rising interest rate environment, which the market began to discount aggressively. On top of this, the impact of Chinese monetary tightening raised fears of a bubble in the economy. All these factors resulted in panic selling in regional equities and Singapore was not spared.
Despite the poor sentiment, overall fundamentals remained healthy. Earnings from Singapore companies came in largely within expectations. Technology stocks for example typically guided to the high end of their projected earnings range. The Singapore Government Budget similarly did not disappoint, with corporations receiving a cut in the corporate tax rate from 22% to 20%. Tax incentives targeted at small and mid-sized companies were also announced. Economic data continued to see broad-based strength. Preliminary first quarter 2004 Gross Domestic Product ("GDP") grew 7.3%, beating market expectations, with the expansion being broad based. In terms of output, the manufacturing sector was the clear growth driver and construction also appeared to have bottomed after eleven consecutive quarters of contraction. Non-oil domestic exports ("NODX") continued to reflect impressive numbers, with the March NODX pointing to fairly broad-based strength, particularly in non-electronics.
Telecommunications, media and financials were the key out performers over the second quarter. Singapore Telecom did well over the period on expectations of a special dividend from the sale of its stake in Belgacom and also the profitability of its various associate investments, whilst Singapore Press Holdings was another good performer.
The market in the third quarter started off on a poor note, with investors focusing more on global macro-economic numbers and their possible implications for the export driven Singapore economy. Meanwhile the U.S. Federal Reserve
(FOMC) had indicated the possibility of an interest rate hike. This raised investors' concern and was the key issue that dominated trading sentiment for a large part of May. Most global and regional markets saw volatile market swings in the month following this, including Singapore. To compound matters, oil prices shot above US$40 per barrel, causing more alarm. With the twin effects of higher oil prices and rising interest rates, most markets, including Singapore, were weak.
A recovery was seen in June, largely a result of investors' flight toward blue chip benchmark stocks.
However, the rest of the market was generally ignored as trading volumes dwindled and corporate news and developments were light. May's NODX were up 27.7% year-on-year ("yoy"), beating consensus. The strength came from both electronic and non-electronic NODX exports. By market breakdown, shipments to the EU (41.9% yoy) and China (56.6% yoy) were especially buoyant.
The strong performances of the financial and property sectors were the factors that led to a robust performance from the ST Index in July. On the macro front, the Consumer Price Index ("CPI") for June rose 2.3% yoy, with the consumer related services seeing the highest jump in prices, with a gain of 4.8% yoy, reflecting improved consumer sentiment and domestic demand. Retail sales continued to post good results, with an increase of 7.3% yoy in June, while ex-vehicle sales growth was at 13.4% yoy.
The ST Index's good performance continued into the fourth quarter though concerns over adjustments to the Organization for Economic Cooperation and Development ("OECD") GDP numbers and oil prices remained. Fueled by increased demand for electronics and semiconductors, NODX in July rose 17.6% yoy, while retrenchment levels fell 36% month-on-month to its lowest level in 14 quarters.
Corporate restructuring and loose monetary policy were cited as the factors responsible for the strong performance of the ST Index in September 2004. The real estate and consumer sectors were the main benefactors. Singapore's NODX continued its impressive run, recording a 29% yoy growth, with both the electronic (24%) and non-electronic products (34%) performing well.
Singapore's markets slumped 3.7% month-on-month in October with the telecom sector posting the best performance among other sectors. Manufacturing grew 11.8% yoy in September, with the transport engineering and electronics sectors leading the way. However, amid slower economic growth, retail sales rose a slower than expected 10.7% yoy as fewer cars, clothes and jewelry were purchased.


Market Outlook & Strategy

Benchmar
k (%)
Portfoli
o (%)
Comments
Telecommunication &
Media
16.5
13.5
Valuations fair.
Unlikely to out-perform
hereon.
Finance
39.0
22.0
Significant under-
weight due to sector
limit of 25%.
Real Estate
8.6
10.5
Fundamentals should
continue to strengthen.
Looser immigration
policy a key driver.
Valuations and
expectations generally
low.
Transport
8.8
9.0
Growth potential in
shipping sector rather
than airlines.
Stronger earnings
momentum should provide
catalyst for re-rating.
Consumer
5.0
4.0
Despite healthy
fundamentals,
valuations fair.
Selective opportunities
exist in niche sectors
such as private
education.
Technology
5.5
18.0
Overweight largely in
technology services
rather than hardware.
Strong earnings
surprises will be key
for continued re-rating
over the next two
years.
Conglomerate
11.4
11.0
Expensive given lower-
than-market growth
prospects.



Although the broader market looks increasingly
expensive, we remain very positive on our core holdings, as they are undervalued relative to their growth potential over the next few years. As such, we would view any sell-off as an opportunity to increase our holdings in these selected stocks.
Portfolio Management
Mr. Roy Phua has been the Fund's portfolio manager since October 12, 2000. Mr. Phua is responsible for the day-to-day management of the Fund's portfolio. Mr. Phua joined DBS Asset Management Ltd., of which the Fund's Investment Manager, DBS Asset Management (United States) Pte. Ltd., is a wholly owned subsidiary, in July 2000. From 1995 to 2000, Mr. Phua worked at Rothschild Asset Management Pte. Ltd. Singapore as an analyst and portfolio manager.
The Fund's management would like to thank you for your participation in The Singapore Fund, Inc. and would be pleased to hear from you.
Sincerely,
/s/ Ikuo Mori
IKUO MORI
Chairman of the Board


Portfolio of Investments
OCTOBER 31, 2004
COMMON STOCKS-87.68%

Shares

Value
Singapore-87.68%

Automotive-0.39%

1,000,000
Total Automation Ltd.
$	370,036


Banks & Financial Services-18.48%

1,020,000
Oversea-Chinese Banking Corp. Ltd.
8,469,314
1,094,712
United Overseas Bank Ltd.
8,892,065


17,361,379


Building Materials-2.90%

2,827,000
Hong Leong Asia Ltd.
2,721,540


Communications-Media-4.51%

1,496,683
Singapore Press Holdings Ltd.
4,232,496


Conglomerate-3.10%

196,800
Jardine Matheson Holdings Ltd.
2,912,640


Construction Engineering-3.02%

3,652,000
First Engineering Ltd.
2,834,585


E-Business-6.37%

9,994,000
DMX Technologies Group, Ltd.*
5,983,171


Education-3.79%

29,334,000
Horizon Education & Technology,
Ltd.
2,294,476
3,900,000
Raffles LaSalle Ltd.
1,267,148


3,561,624


Entertainment-0.56%

3,500,000
Media Asia Entertainment Group
Ltd.*
526,474


Foods-1.83%

4,839,000
Food Junction Holdings Ltd.
1,717,816


Industrial-4.55%

1,975,000
Singapore Technologies Engineering
Ltd.+
2,483,604
3,272,333
Wing Tai Holdings Ltd.
1,791,711


4,275,315


Portfolio of Investments (continued)
OCTOBER 31, 2004

Shares

Value
Property Development-6.53%

300,000
Capitacommercial Trust, Ltd.*
$	225,632
1,022,000
City Developments Ltd.
3,874,007
990,000
Hongkong Land Holdings, Ltd.
2,039,400


6,139,039


Publishing-0.08%

1,389,000
Panpac Media Group, Ltd.
71,038


Recycling-7.68%

14,023,000
Citiraya Industries, Ltd.
7,213,998


Shipyards-3.01%

587,500
Keppel Corp. Ltd.+
2,827,918


Telecommunications-7.76%

5,009,650
Singapore Telecommunications Ltd.+
7,294,436


Transportation-Air-3.98%

580,150
Singapore Airlines Ltd.+
3,735,021


Transportation-Marine-4.67%

6,948,000
Cosco Corp. (Singapore) Ltd.
4,389,531


Water Treatment Systems-4.47%

3,404,000
Bio-Treat Technology Ltd.
1,628,267
1,867,313
Hyflux Ltd.
2,572,892


4,201,159


Total Common Stocks


(Cost-$63,870,890)
82,369,216

PREFERRED STOCKS-0.34%

Shares

Value
Singapore-0.34%

Property Development-0.34%

463,200
City Developments Ltd.
(Non-convertible Cumulative)*
$	323,292


Total Preferred Stocks (Cost-$269,867)

Portfolio of Investments (concluded)
OCTOBER 31, 2004
TIME DEPOSITS-10.00%

Shares

Value
Principal Amount (000)

Singapore Dollar-8.90%

13,900
Citibank Singapore, 0.13%, due
11/1/04
$	8,363,332


U.S. Dollar-1.10%

66
Bank of New York, 0.05%, due
11/1/04
65,520
962
Citibank Singapore, 0.70%, due
11/1/04
962,315
Total U.S. Dollar Time Deposits
1,027,835
Total Time
Deposits



(Cost-$9,303,496)
9,391,167
Total Investments-98.02%


(Cost-$73,444,253)
9,391,167
Other assets less liabilities-1.98%
1,858,562


NET ASSETS (Applicable to 9,207,133 shares of
capital stock outstanding; equivalent to $10.20
per share)-100%
$
	93,942,237

*	Non-income producing securities.
+	Deemed to be an affiliated issuer (see page 10).
See accompanying notes to financial statement


EQUITY CLASSIFICATIONS HELD
OCTOBER 31, 2004
Industry
Percent of
Net Assets
Banks & Financial Services
18.48%
Telecommunications
7.76
Recycling
7.68
Property Development#
6.87
E-Business
6.37
Transportation-Marine
4.67
Industrial
4.55
Communications-Media
4.51
Water Treatment Systems
4.47
Transportation-Air
3.98
Education
3.79
Conglomerate
3.10
Construction Engineering
3.02
Shipyards
3.01
Building Materials
2.90
Foods
1.83
Entertainment
0.56
Automotive
0.39
Publishing
0.08

TEN LARGEST EQUITY POSITIONS HELD
OCTOBER 31, 2004
Issue
Percent of
Net Assets
United Overseas Bank Ltd.
9.47%
Oversea-Chinese Banking Corp. Ltd.
9.02
Singapore Telecommunications Ltd.
7.76
Citiraya Industries, Ltd.
7.68
DMX Technologies Group, Ltd.
6.37
Cosco Corp. (Singapore) Ltd.
4.67
Singapore Press Holdings Ltd.
4.51
City Developments Ltd.#
4.46
Singapore Airlines Ltd.
3.98
Jardine Matheson Holdings Ltd.
3.10



#	Includes the value of preferred stock.



Affiliated Holdings
Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager.
Temasek Holdings also owns at least 25% of the
following portfolio securities,
which are deemed affiliated holdings because of this
common ownership.
NAME OF AFFILIATED HOLDING
NUMBER OF
SHARES
HELD
OCTOBER
31, 2003
PURCHASE
COST
SALES
COST
NUMBER OF
SHARES
HELD
OCTOBER
31, 2004
VALUE AT
OCTOBER
31, 2004
MARKET
DIVIDEN
D
INCOME
Capitaland Ltd.
1,500,000
$	-
$
	(1,447,3
40)
-
$	-
$	28,516
Chartered Semiconductor
Manufacturing Ltd.
4,345,000
-
(2,315,5
36)
-
-
-
Keppel Corp. Ltd.
705,000
-
(203,677
)
587,500
2,827,918
61,247
Keppel Land Ltd.
-
1,450,99
6
(1,450,9
96)
-
-
30,153
Sembcorp Marine Ltd.
-
1,105,88
2
(1,105,8
82)
-
-
-
Singapore Airlines Ltd.
514,150
894,615
(395,238
)
580,150
3,735,021
132,921
Singapore Technology
Engineering Ltd.
1,250,000
846,492
-
1,975,000
2,483,604
93,790
Singapore Telecommunications
Ltd.
3,257,000
2,918,63
3
-
5,009,650
7,294,436
160,474
Totals




$
	16,340,97
9
$
	507,101



Statement of Assets and Liabilities
October 31, 2004
Assets


Investment in securities, at value:


Unaffiliated securities (cost-
$61,939,778)
$
	75,742,69
6

Affiliated securities (cost-
$11,504,475)
16,340,97
9
$
	92,083,67
5
Cash denominated in foreign currency
(cost-$8,014)

8,068
Receivable for securities sold

2,003,427
Interest and dividends receivable

38,743
Prepaid expenses

34,296
Total assets

94,168,20
9



Liabilities


Accrued expenses and other
liabilities

225,972
Net Assets


Capital stock, $0.01 par value per
share; total 100,000,000 shares
authorized; 9,207,133 shares issued
and outstanding

92,071
Paid-in capital in excess of par value

106,427,8
51
Undistributed net investment income

2,034,442
Accumulated net realized loss on
investments

(33,250,8
75)
Net unrealized appreciation on
investments and other assets and
liabilities denominated in foreign
currency

18,638,74
8
Net assets applicable to shares
outstanding

$
	93,942,23
7
Net Asset Value Per Share

$	10.20
See accompanying notes to financial statements.



Statement of Operations
For the Year Ended October 31, 2004
Investment Income:


Dividends:


Unaffiliated securities (net of
withholding taxes
of-$347,086)
$
	2,569,884

Affiliated securities (net of
withholding taxes
of-$70,097)
507,101
$
	3,076,985
Interest

5,461
Total investment income

3,082,446
Expenses:


Investment management fee and expenses

643,656
Investment advisory fee

322,653
Administration fee and expenses

176,721
Audit and tax services

96,600
Custodian fees and expenses

86,942
Legal fees and expenses

64,617
Insurance expense

52,972
Reports and notices to shareholders

39,151
Directors' fees and expenses

29,322
Transfer agency fee and expenses

15,585
Other

42,216
Total expenses

1,570,435
Net investment income before waivers

1,512,011
Waiver of:


Management fee

(73,309)
Advisory fee

(73,309)
Net investment income after waivers

1,658,629
Realized and Unrealized Gains from
Investment Activities and Foreign
Currency Transactions:


Net realized gains on investments:


Unaffiliated securities
8,340,216

Affiliated securities
2,282,626
10,622,84
2
Net realized foreign currency
transaction gains

376,953
Net change in unrealized appreciation
(depreciation) on investments in
equity securities

1,042,102
Net change in unrealized appreciation
(depreciation) on other assets and
liabilities denominated in foreign
currency

(29,602)
Net realized and unrealized gains from
investment activities and foreign
currency transactions

12,012,29
5
Net Increase In Net Assets Resulting
From Operations

$
	13,670,92
4
See accompanying notes to financial statements.



Statement of Changes in Net Assets


For the Year Ended
October 31,

2004
2003
Increase (Decrease) In Net Assets From
Operations:


Net investment income
$
	1,658,629
$	743,665
Net realized gain on:


Investments
10,622,84
2
4,913,002
Foreign currency transactions
376,953
138,072
Net change in unrealized appreciation
(depreciation) on:


Investments in equity securities
1,042,102
15,888,20
2
Translation of short-term investments
and other assets and liabilities
denominated in foreign currency
(29,602)
72,914
Net increase in net assets resulting
from operations
13,670,92
4
21,755,85
5



Dividends And Distributions To
Shareholders From:


Net investment income
(874,505)
(55,231)



From Capital Stock Transactions:


Sale of capital stock resulting from:


Reinvestment of dividends
13,496
966
Net increase in net assets
12,809,91
5
21,701,59
0



Net Assets:


Beginning of year
81,132,32
2
59,430,73
2
End of year (including undistributed
net investment income of $2,034,442
and $873,365, respectively)
$
	93,942,23
7
$
	81,132,32
2
See accompanying notes to financial statements.



Notes to Financial Statements
Organization and Significant Accounting Policies
The Singapore Fund, Inc. (the "Fund") was incorporated in Maryland on May 31, 1990 and commenced operations on July 31, 1990. It is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company.
The following significant accounting policies are in conformity with generally accepted accounting principles in the Unites States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates. Valuation of Investments-Securities which are listed on foreign stock exchanges and for which market quotations are readily available are valued at the last sale price on the exchange on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales on such day, at the closing price quoted for such securities. However, if bid and asked quotations are available, such securities are valued at the mean between the last current bid and asked prices, rather than at such quoted closing price. Securities that are traded over-the-counter, if bid and asked price quotations are available, are valued at the mean between the current bid and asked prices, or, if such quotations are not available, are valued as determined in good faith by the Board of Directors (the "Board") of the Fund. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board may prescribe. Short-term investments having maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.
Foreign Currency Translation-The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in the market price of securities.
Tax Status-The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required. During the year ended October 31, 2004, the Fund was subject to withholding tax, ranging from 10% to 20%, on certain income from its investments.
The Fund continues to meet the conditions required to qualify for the exemption from Singapore income tax, available to non-Singapore residents who are beneficiaries of funds managed by approved fund managers, in respect of certain types of income. Accordingly, no provision for Singapore income tax is required.
Investment Transactions and Investment Income-Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.
Dividends and Distributions to Shareholders-The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis ("book/tax") differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.
Forward Foreign Currency Contracts-The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of its assets denominated in a particular currency, subject to a maximum limitation of 20% of the value of its total assets committed to the consummation of such forward foreign currency contracts. In addition, the Fund will not take positions in foreign forward currency contracts where the settlement commitment exceeds the value of its assets denominated in the currency of the contract. If the Fund enters into forward foreign currency contracts, its custodian or subcustodian will maintain cash or readily marketable securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such contracts.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Investment Manager and Investment Adviser
The Fund has entered into an Investment Management
Agreement (the "Management Agreement") with DBS Asset Management (United States) Pte. Ltd. (the "Manager"). Pursuant to the Management Agreement, the Manager makes investment management decisions relating to the Fund's assets. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the first $50 million of the Fund's average weekly net assets and 0.66% of the Fund's average weekly net assets in excess of $50 million. Effective June 1, 2002 to September 30, 2004, the Manager has voluntarily agreed to reduce the fee to 0.70% of the first $50 million of the Fund's average weekly net assets and 0.575% of the Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Management Agreement, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the year ended October 31, 2004, expenses of $5,564 were paid to the Manager, representing reimbursement to the Manager of costs relating to the attendance by its employees at meetings of the Fund's Board.
The Fund has entered into an Investment Advisory
Agreement (the "Advisory Agreement") with Daiwa SB Investments (Singapore) Limited (the "Adviser"), which provides general and specific investment advice to the Manager with respect to the Fund's assets. The Fund pays the Adviser a monthly fee at an annual rate of 0.40% of the first $50 million of the Fund's average weekly net assets and 0.34% of the Fund's average weekly net assets in excess of $50 million. Effective June 1, 2002 to September 30, 2004, the Adviser has voluntarily agreed to reduce the fee to 0.30% of the first $50 million of the Fund's average weekly net assets and 0.255% of the Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Advisory Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the year ended October 31, 2004, no such expenses were paid to the Adviser. At October 31, 2004, the Fund owed to the Manager and the Adviser $58,102 and $29,418, for management and advisory fees, respectively.
Administrator and Custodian and Other Related Parties
Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum fee of $150,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. During the year ended October 31, 2004, expenses of $4,572 were paid to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund's Board.
DSTC also acts as custodian for the Fund's assets and appoints subcustodians for the Fund's assets held outside of the United States. DSTC has appointed DBS Bank Ltd. ("DBS Bank"), an affiliate of the Manager, to act as the subcustodian for all of the cash and securities of the Fund held in Singapore. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of- pocket expenses related to the Fund. Such expenses include the fees and out-of-pocket expenses of each of the subcustodians. During the year ended October 31, 2004, DSTC earned $20,137 and DBS Bank earned $61,041 from the Fund for their respective custodial services.
At October 31, 2004, the Fund owed to DSTC $15,810 and $17,493 for administration and custodian fees, respectively. The latter amount includes fees and expenses payable to DBS Bank totaling $15,825.
During the year ended October 31, 2004, the Fund paid or accrued $60,017 for legal services, in connection with the Fund's on-going operations, to a law firm of which the Fund's Assistant Secretary is a partner.
Investments in Securities and Federal Income Tax Matters
For federal income tax purposes, the cost of securities owned at October 31, 2004 was $64,325,653, excluding short-term interest-bearing investments. At October 31, 2004, the net unrealized appreciation on investments, excluding short-term securities, of $18,366,855 was composed of gross appreciation of $18,942,016 for those investments having an excess of value over cost, and gross depreciation of $575,160 for those investments having an excess of cost over value. For the year ended October 31, 2004, the total aggregate cost of purchases and net proceeds from sales of portfolio securities, excluding the short-term securities, were $61,235,506 and $62,569,608, respectively.
In order to present undistributed net investment income and accumulated net realized loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments.


For the year ended October 31, 2004, the adjustments
were to increase net investment income by $376,953 and increase accumulated net realized loss by $376,953 primarily related to the reclassification of realized foreign currency gains. Net investment income, net realized losses and net assets were not affected by this change.
During the current year, the Fund utilized capital loss carryforwards of $10,698,316.
At October 31, 2004, the Fund had a remaining capital
loss carryover of $33,065,979, of which $732,048 expires in the year 2006, $14,066,604 expires in the year 2008, $16,509,415 expires in the year 2009 and $1,757,912 expires in the year 2010, available to offset future net capital gains.
The tax basis components of distributable earnings
differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales. As of October 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:
Net Investment
Income
Accumulated Net
Realized Loss
Unrealized
Appreciation/Depreci
ation
$2,034,442
$33,065,979
$18,453,852

The tax character of the distributions paid during the fiscal year ended October 31, 2004 and October 31, 2003 was the same for financial statement and tax purposes. Concentration Of Risk
Investments in countries in which the Fund may invest may involve certain considerations and risks not typically associated with U.S. investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of the securities markets in which the Fund invests.
At October 31, 2004, the Fund had 13,899,858 Singapore Dollars valued at $8,363,332 on deposit with a single financial institution.
Capital Stock
There are 100,000,000 shares of $0.01 par value common stock authorized. During the year ended October 31, 2004, 1,829 shares were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends. Of the 9,207,133 shares outstanding at October 31, 2004, Daiwa Securities America, Inc., an affiliate of the Adviser and DSTC, owned 14,745 shares.
Subsequent Event
On December 14, 2004, a dividend was declared by the Board. The distribution of $0.22 per share is payable on December 30, 2004, to shareholders of record at the close of business on December 23, 2004. The ex-dividend date is December 21, 2004.


THE SINGAPORE FUND, INC.
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock outstanding during each year is presented below:

FOR THE YEARS ENDED OCTOBER 31,

2004
2003
2002
2001
2000
Net asset value, beginning of year
$8.81
$6.46
$5.76
$8.12
$10.07
Net investment income
0.18
0.08
0.02
0.10
-*
Net realized and unrealized gains
(losses) on investments and foreign
currency transactions
1.31
2.28
0.76
(2.46)
(1.95)
Net increase (decrease) in net asset
value resulting from operations
1.49
2.36
0.78
(2.36)
(1.95)
Less: dividends and distributions to
shareholders Net investment income
(0.10)
(0.01)
(0.08)
-
-
Net asset value, end of year
$10.20
$8.81
$6.46
$5.76
$8.12
Per share market value, end of year
$8.520
$7.620
$5.000
$4.480
$6.375






Total investment return:





Based on market price at beginning
and end of year, assuming
reinvestment of dividends
13.25%
52.59%
13.39%
(29.73)%
(28.68)
%
Based on net asset value at
beginning and end of year,
assuming reinvestment of dividends
17.27%
36.55%
13.94%
(29.06)%
(19.36)
%






Ratios and supplemental data:





Net assets, end of year (in
millions)
$93.9
$81.1
$59.4
$53.0
$74.7






Ratios to average net assets of:





Expenses
1.65%
1.85%
2.12%
2.15%
1.93%
Expenses, excluding waiver of
Administration and Advisory fee
applicable to net investment
income 1.82%
2.04%
2.20%
-
-

Net investment income
1.93%
1.19%
0.23%
1.47%
0.04%
Portfolio turnover
77.65%
93.13%
103.33%
152.18%
155.83%



Report of Independent Registered Public Accounting Firm
To the Shareholders and
Board of Directors of
The Singapore Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Singapore Fund, Inc. (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoo
pers LLP
300 Madison Avenue
New York, New York
10017
December 27, 2004


Tax Information (Unaudited)
The Fund is required by Subchapter M of the Internal
Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (October 31, 2004) as to the federal tax status of any distributions received by you during such fiscal year.
On December 14, 2004, the Board of Directors of the Fund approved a total distribution of $0.22 per share which represents a dividend from ordinary income.
The Fund made an election under Internal Revenue Code
Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes paid during the Fund's fiscal year ended October 31, 2004 was $417,183. The gross foreign source income for information reporting is $3,475,824.
Because the Fund's fiscal year is not the calendar year, a notification will be sent to shareholders in respect of calendar year 2004. This notification, which will reflect the amount of income from foreign sources to be used by calendar year taxpayers on their federal income tax returns, as well as the amount of any foreign tax credit available to shareholders, will be made in conjunction with Form 1099 DIV and will be mailed in January 2005.
Shareholders are strongly advised to consult their own tax advisors with respect to the tax consequences of their investment in the fund.


Information Concerning Directors and Officers (unaudited) The following table sets forth information concerning each of the Directors and Officers of the Fund. The Directors of the Fund will serve for terms expiring on the date of subsequent Annual Meetings of Stockholders in the year 2007 for Class I Directors, 2005 for Class II Directors and 2006 for Class III Directors, or until their successors are duly elected and qualified.
Name (Age) and
Address
of
Directors/Officer
s
Principal Occupation
or Employment During Past
Five Years and
Directorships in
Publicly Held Companies
Director or
Officer of
Fund Since
Number
of
Funds in
Fund
Complex
for
Which
Director
Serves
(1)
Directors







Austin C.
Dowling (72)
1002 E Long
Beach Boulevard
North Beach, NJ
08008
Retired; Director, The Thai
Capital Fund, Inc., since
1990, Director, The Japan
Equity Fund, Inc., since 1992
Class III  3
Director
since 2000
3




Martin J.
Gruber (67)
229 South
Irving Street
Ridgewood, NJ
07450
Professor of Finance, Leonard
N.  Stern School of Business,
New York University, since
1965; Director, The Thai
Capital  Fund Inc. since 2000;
Director, The Japan Equity
Fund,
Class II
3




David G. Harmer
(61)
4337 Bobwhite
Court
Ogden, UT 84403
Executive Director, Department
of Community and Economic
Development for the State of
Utah, since May 2002;
Chairman, 2K2 Hosting
Corporation, from April 2001
to April 2002; President,
Jetway Systems, a division of
FMC Corporation, from 1997
until 2001; Director, The Thai
Capital Fund, Inc., since
2000; Director, The Japan
Equity Fund, Inc., since 1997.
Class I
Director
Since 1996
3




*Ikuo Mori (55)
Daiwa
Securities
America Inc.
Financial
Square
32 Old Slip
New York, NY
10005
Chairman and CEO, Daiwa
Securities America Inc., since
2001; Executive Officer, Daiwa
Securities Group Inc., since
2001; President and COO, Daiwa
Securities America Inc., from
1996 to 2001; Chairman of the
Board, The Thai Capital Fund,
Inc., since 2001
Chairman of
the Board and
Class III
Director
since 2001
2




Oren G. Shaffer
(62)
1801 California
Street
Denver, CO
80202
Vice Chairman and Chief
Financial Officer, Qwest
Communications International
Inc., since July 2002;
Executive Vice President and
Chief Financial Officer;
Ameritech Corporation, from
1994 to 2000; Director; The
Thai Capital Fund, Inc., since
2000; Director, The Japan
Equity Fund, Inc., since 2000.
Class I
Director
since 1997
3




Officers







John J. O'Keefe
(45)
One Evertrust
plaza
Jersey City, NJ
07302-3051
Vice President and Treasurer,
The Thai Capital Fund, Inc.
and The Japan Equity Fund,
Inc., since 2000; Vice
President,  Fund Accounting
Department, Daiwa Securities
Trust Company, since 2000;
Assistant Controller, Reserve
Management  Corporation, from
1999 to 2000; Accounting
Manager,  Prudential
Investments, from 1998 to
1999; and Assistant Vice
President, Daiwa Securities
Trust Company, from 1990 to
1998.
Vice
President and
Treasurer of
the Fund
since 2000
-





Information Concerning Directors and Officers (unaudited)
(concluded)

Name (Age) and
Address
of
Directors/Officer
s
Principal Occupation
or Employment During Past
Five Years and
Directorships in
Publicly Held Companies
Director or
Officer of
Fund Since
Number
of
Funds in
Fund
Complex
for
Which
Director
Serves
(1)
Yuko Uchida
(26)
One Evertrust
Plaza
Jersey City, NJ
07302-3051
Secretary, The Thai Capital
Fund, Inc. and The Japan
Equity Fund, Inc. since 2004;
Client Reporting Department of
Daiwa Securities Trust
Company, since 2002.
Secretary of
the Fund
since 2004
-




Leonard B.
Mackey, Jr.
(53)
31 West 52nd
Street
New York, NY
10019-6131
Partner in the law firm of
Clifford Chance US LLP, since
1983; Assistant Secretary, The
Thai Capital Fund, Inc. and
The Japan Equity Fund, Inc.,
since 2004.
Assistant
Secretary of
the Fund
since 2004
-




Anthony Cambria
(50)
One Evertrust
Plaza
Jersey City, NJ
07302-3051
Chief Compliance Officer, The
Thai Capital Fund, Inc. and
The Japan Equity Fund Inc.
since 2004; Director and
Executive Vice President,
Daiwa Securities Trust
Company, since 1999.
Chief
Compliance
Officer of
the Fund
since 2004
-





(1) 	"Fund Complex" includes the Fund, The Thai Capital Fund, Inc., The
Japan Equity Fund, Inc.  and other investment companies advised by SCB
Asset Management Co., Ltd., Daiwa SB Investments (H.K.) Ltd., DBS Asset Management (United States) Pte. Ltd., Daiwa SB Investments (Japan
Equity) Ltd., Daiwa SB Investments (USA) Ltd., Daiwa SB Investments
Ltd. or their respective affiliates.
* 	Directors so noted are deemed by the Fund's counsel to be "interested persons" (as defined in the U.S. Investment Company Act of 1940, as amended). Mr. Mori is deemed an interested person of the Fund because of his affiliation with Daiwa Securities America Inc., an affiliate of the Fund's investment adviser, Daiwa SB Investments (Singapore) Ltd.





BOARD OF DIRECTORS
Ikuo Mori, Chairman
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Oren G. Shaffer
OFFICERS
John J. O'Keefe
Vice President and Treasurer
Yuko Uchida
Secretary
Leonard B. Mackey, Jr.
Assistant Secretary
Anthony Cambria
Chief Compliance Officer
ADDRESS OF THE FUND
c/o Daiwa Securities Trust
Company
One Evertrust Plaza, 9th
Floor
Jersey City, NJ 07302-3051
INVESTMENT MANAGER
DBS Asset Management (United
States) Ptd. Ltd.
INVESTMENT ADVISER
Daiwa SB Investments
(Singapore) Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust
Company
TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company, N.A.
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Notice is hereby given in
accordance with Section 23(c)
of the Investment Company Act
of 1940 that from time to
time the Fund may purchase
shares of its common stock in
the open market at prevailing
market prices.
This report is sent to
shareholders of the Fund for
their information.  It is not
a prospectus, circular or
representation intended for
use in the purchase or sale
of shares of the Fund or of
any securities mentioned in
the report.



The
SINGAPORE
Fund, Inc.


THE SINGAPORE FUND, INC. LOGO



Annual Report
October 31, 2004



Item 2.  Code of Ethics.
(a)	The registrant has adopted a code of ethics (the "Code
of Ethics") that applies to the registrant's principal
executive officer and principal financial and accounting officer. A copy of the registrant's Code of Ethics is attached hereto as Exhibit 11(a).
(b)	No information need be disclosed pursuant to this
paragraph.
(c)	The registrant has not amended the Code of Ethics during
the period covered by the shareholder report presented
in Item 1 hereto.
(d)	The registrant has not granted a waiver or an implicit
waiver from a provision of its Code of Ethics.
(e)	Not applicable.
(f)	(1)	The Code of Ethics is attached hereto as Exhibit
11(a).
(2)	Not applicable.
(3)	Not applicable.
Item 3.  Audit Committee Financial Expert.
The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert is Oren G. Shaffer who is "independent" for purposes of this item.
Item 4.  Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2004




Registrant
Covered
Entities(1)

Audit Fees
$81,150
N/A





Non-Audit Fees



Audit-Related Fees
-
-

Tax Fees
(2)
$8,400
-

All Other Fees
-
-

Total Non-Audit Fees
$8,400
-





Total
$89,550
-





2003




Registr
ant
Covered
Entities(1)

Audit Fees
$77,500
N/A





Non-Audit Fees



Audit-Related Fees
-
-

Tax Fees
(2)
$7,650
-

All Other Fees
-
-

Total Non-Audit Fees
$7,650
-





Total
$85,150
-




_____________________
N/A- Not applicable, as not required by Item 4.

(1)	"Covered Entities" include the registrant's investment
adviser (excluding any sub-adviser whose role is
primarily portfolio management and is subcontracted with
or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the registrant's adviser that provides ongoing services
to the registrant.
(2)	Tax Fees represent fees received for tax compliance
services provided to the registrant, including the review of tax returns.

(e)	(1)	Before the registrant's principal accountant is
engaged to render audit or non-audit services to
the registrant and non-audit services to the
registrant's investment adviser and its affiliates,
each engagement is approved by the registrant's
audit committee.
(e)	(2)	100% of the services described in each of (b)
through (d) of this Item 4 were approved by the
registrant's audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)	See table above.
(h)	The registrant's audit committee of the board of
directors has considered whether the provision of non-
audit services that were rendered to Covered Entities
that were not pre-approved pursuant to paragraph
(C)(7)(ii) of Rule 2-01 of Regulation S-X is compatible
with maintaining the auditors' independence in
performing audit services.
Item 5.  Audit Committee of Listed Registrants.
The registrant has a separately-designated standing
audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are as follows: Austin C. Dowling, Martin J.
Gruber, David G. Harmer and Oren G. Shaffer.
Item 6.  Schedule of Investments.
A Schedule of Investments is included as part of the
report to shareholders filed under Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures
for Closed-End Management Investment Companies.
The registrant has delegated to its investment adviser
the voting of proxies relating to the registrant's portfolio securities. The registrant's policies and procedures and those used by the investment adviser to determine how to vote proxies relating to the registrant's portfolio securities, including the procedures used when a vote presents a conflict of interest involving the investment adviser or any of its affiliates, are contained in the investment adviser's Proxy Voting Guidelines, which are attached hereto as Exhibit
11(c).
Item 8.  Purchase of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers. REGISTRANT PURCHASES OF EQUITY SECURITIES
Period
(a)
Total
Number of
Shares
(or
Units)
Purchased
(b)
Average
Price
Paid per
Share
(or
Unit)
(c)
Total Number
of Shares
(or Units)
Purchased as
Part of
Publicity
Announced
Plans or
Programs
(d)
Maximum Number
(or Approximate
Dollar Value) of
Shares (or Units)
that may yet be
Purchased Under
the Plans or
Programs
November
0
N/A
0
0
December
0
N/A
0
0
January
0
N/A
0
0
February
0
N/A
0
0
March
0
N/A
0
0
April
0
N/A
0
0
May
0
N/A
0
0
June
0
N/A
0
0
July
0
N/A
0
0
August
0
N/A
0
0
September
0
N/A
0
0
October
0
N/A
0
0
Total
0
N/A
0
0





Item 9. Submission of Matters to a Vote of Security Holders. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.
Item 10.  Controls and Procedures.
(a)	Based on an evaluation of the registrant's disclosure
controls and procedures as of December 14, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in
filings on Forms N-CSR is recorded, processed,
summarized, and reported on a timely basis.
(b)	There were no significant changes in the registrant's
internal controls or in other factors that could affect
these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 11.  Exhibits.
(a)	Code of Ethics for Principal Executive and Senior
Financial Officers.
(b)	Certifications required by Rule 30a-2(a) of the
Investment Company Act of 1940, as amended, and Section
906 of the Sarbanes-Oxley Act of 2002 are attached
hereto.
(c)	Proxy Voting Guidelines for the registrant and its
adviser.


SIGNATURES
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its
behalf by the undersigned, thereunto duly authorized.
The Singapore Fund, Inc.
By	\s\ John J. O'Keefe

John J. O'Keefe, Vice
President & Treasurer
Date:  January 7, 2005
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, this
report has been signed below by the following persons on
behalf of the registrant and in the capacities and on the
dates indicated.
By	\s\ John J. O'Keefe

John J. O'Keefe, Vice
President & Treasurer
Date:  January 7, 2005
By	\s\ Ikuo Mori

Ikuo Mori, Chairman
Date:  January 7, 2005


EXHIBIT 11 (a)
CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
OFFICERS
I.	This Code of Ethics (the "Code") for The Thai Capital
Fund, Inc., The Singapore Fund, Inc. and The Singapore
Fund, Inc. (each a "Fund" and collectively the "Funds") applies to each Fund's President and Treasurer (or persons performing similar functions) ("Covered
Officers") for the purpose of promoting:
?	honest and ethical conduct, including the ethical
handling of actual or apparent conflicts of
interest between personal and professional
relationships;
?	full, fair, accurate, timely and understandable
disclosure in reports and documents that a Fund
files with, or submits to, the Securities and
Exchange Commission ("SEC") and in other public
communications made by a Fund;
?	compliance with applicable laws and governmental
rules and regulations;
?	prompt internal reporting of violations of the Code
to an appropriate person or persons identified in
the Code; and
?	accountability for adherence to the Code.
Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. A Fund will expect all Covered Officers to comply at all times with the principles in this Code. A violation of this Code by an employee is grounds for disciplinary action up to and including discharge and possible legal prosecution. Any question about the application of the Code should be referred to the Audit Committee of the Fund's Board of Directors ( the "Audit Committee").
II.	Covered Officers Should Handle Ethically Actual and
Apparent Conflicts of Interest
Overview.  A "conflict of interest" occurs when a
Covered Officer's private interest interferes with the interests of, or his service to, a Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with a Fund.
Certain conflicts of interest arise out of the
relationships between Covered Officers and a Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (the "Investment Company Act") and the Investment Advisers Act of 1940 (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with a Fund because of their status as "affiliated persons" of a Fund. The compliance programs and procedures of a Fund and the Fund's Investment Manager and Investment Adviser are designed to prevent, or identify and correct, violations of these provisions. Certain conflicts of interest also arise out of the personal securities trading activities of the Covered Officers and the possibility that they may use information regarding a Fund's securities trading activities for their personal benefit. Each Fund's Code of Ethics under Rule 17j-1 under the Investment Company Act is designed to address these conflicts of interest. This Code does not, and is not intended to, replace these programs and procedures or a Fund's Rule 17j-1 Code of Ethics, and this Code's provisions should be viewed as being additional and supplemental to such programs, procedures and code.
Although typically not presenting an opportunity for
improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between a Fund and its Investment Adviser or Investment Manager of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for a Fund or for its Investment Adviser or Investment Manager, or for all parties), be involved in establishing policies and implementing decisions that will have different effects on the Investment Adviser or Investment Manager and a Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between a Fund and its Investment Adviser or Investment Manager and is consistent with the performance by the Covered Officers of their duties as officers of a Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by a Fund's Board of Directors (the "Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by other codes. Each Covered Officer must not:
?	use his personal influence or personal
relationships improperly to influence investment
decisions or financial reporting by a Fund whereby
the Covered Officer would benefit personally to the
detriment of a Fund;
?	cause a Fund to take action, or fail to take
action, for the individual personal benefit of the
Covered Officer rather than the benefit of the
Fund; and
?	use material non-public knowledge of portfolio
transactions made or contemplated for, or actions
proposed to be taken by, a Fund to trade personally
or cause others to trade personally in
contemplation of the market effect of such
transactions.
Each Covered Officer must, at the time of signing this
Code, report all material business affiliations outside a Fund and must update the report annually.
Covered Officers should avoid situations which involve
the appearance of, or potential for, conflicts of interest. Examples of these situations include:
?	accepting directly or indirectly, anything of
value, including gifts and gratuities in excess of
$100 per year from any person or entity with which
a Fund has current or prospective business
dealings, not including occasional meals or tickets
to theatre or sporting events or other similar
entertainment, provided it is business-related,
reasonable in cost, appropriate as to time and
place and not so frequent as to raise any question
of impropriety;
?	any ownership interest in, or any consulting or
employment relationship with, any of a Fund's
service providers, other than its Investment
Adviser or Investment Manager or any affiliated
person thereof; and
?	a direct or indirect financial interest in
commissions, transaction charges or spreads paid by
a Fund for effecting portfolio transactions or for
selling or redeeming shares other than an interest
arising from the Covered Officer's employment, such
as compensation or equity ownership.
In situations involving a Covered Officer which involve
the appearance of, or the potential for, conflicts of interest, but where the Covered Officer believes that no significant conflict of interest exist, the Covered Officer must obtain prior written approval from the Audit Committee before becoming involved in that situation. No such approval shall be considered a waiver of this Code.
III.	Disclosure and Compliance
?	Each Covered Officer should familiarize himself
with the disclosure and compliance requirements
generally applicable to a Fund;
?	Each Covered Officer should not knowingly
misrepresent, or cause others to misrepresent,
facts about a Fund to others, whether within or
outside a Fund, including to a Fund's directors and
auditors, or to governmental regulators and self-
regulatory organizations;
?	Each Covered Officer should, to the extent
appropriate within his area of responsibility,
consult with other officers and employees of a Fund
and its Investment Adviser or Investment Manager
with the goal of promoting full, fair, accurate,
timely and understandable disclosure in the reports
and documents a Fund files with, or submits to, the
SEC and in other public communications made by a
Fund; and
?	It is the responsibility of each Covered Officer to
promote compliance with the standards and
restrictions imposed by applicable laws, rules and
regulations.
IV.	Reporting and Accountability
Each Covered Officer must:
?	upon adoption of the Code or (thereafter as
applicable, upon becoming a Covered Officer),
affirm in writing to the Board that he has
received, read and understands the Code;
?	annually thereafter affirm to the Board that he has
complied with the requirements of the Code;
?	not retaliate against any other Covered Officer or
any employee of a Fund or their affiliated persons
for reports of potential violations that are made
in good faith; and
?	notify the Audit Committee promptly if he knows of
any violation of this Code.  Failure to do so is
itself a violation of this Code.
The Audit Committee is responsible for applying this
Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. Any waivers sought by a Covered Officer must be considered by the Audit Committee.
A copy of this Code shall be delivered to each employee
of a Fund and each employee of its Investment Adviser and Investment Manager annually together with a memorandum requesting that any violations of the Code be communicated immediately to the Audit Committee.
Each Fund will follow these procedures in investigating
and enforcing this Code:
?	the Audit Committee will take all appropriate
action to investigate any potential violations
reported to it;
?	if, after such investigation, the Audit Committee
believes that no violation has occurred, the Audit
Committee is not required to take any further
action;
?	if the Audit Committee determines that a violation
has occurred, it will consider appropriate action,
which may include review of, and appropriate
modifications to, applicable policies and
procedures; notification to appropriate personnel
of the Investment Adviser or its board; or a
recommendation to dismiss the Covered Officer;
?	the Audit Committee will be responsible for
granting waivers of this Code, as appropriate; and
?	any changes to or waivers of this Code will, to the
extent required, be disclosed as provided by SEC
rules.
V.	Changes To or Waivers of the Code
No change to or waiver of any provision of this Code
will be effective until a Fund discloses the nature of any amendment to, or waiver from, a provision of the Code in its Form N-CSR, or on its website within five business days following the date of the amendment or waiver if this method of disclosure has been established in its Form N-CSR and made available on its website for twelve months. Any waiver of provisions of this Code will be reported in filings with the SEC and otherwise reported to a Fund's stockholders to the full extent required by the rules of the SEC and by any applicable rules of any securities exchange on which a Fund's securities are listed.
VI.	Other Policies and Procedures
This Code shall be the sole code of ethics adopted by
each Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of a Fund or its Investment Adviser, Investment Manager or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they conflict with the provisions of this Code.
VII.	Amendments
Any amendments to this Code must be approved or ratified
by a majority vote of the Audit Committee and the Board, including a majority of directors who are not interested persons as defined in the Investment Company Act.
VIII.	Confidentiality
All reports and records prepared or maintained pursuant
to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Audit Committee, the Board, the Fund and its counsel and its Investment Adviser and Investment Manager and their respective counsel.
IX.	Internal Use
The Code is intended solely for the internal use by a
Fund and does not constitute an admission, by or on behalf of a Fund, as to any fact, circumstance or legal conclusion.
I have read and understand the terms of the Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the Code.
_________________________
Date:_____________________


EXHIBIT 11 (b)
CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, John J. O'Keefe, certify that:
1.	I have reviewed this report on Form N-CSR of The
Singapore Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officers and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c)
under the Investment Company Act of 1940) for the
registrant and have:
(a)	Designed such disclosure controls and procedures,
or caused such disclosure controls and procedures
to be designed under our supervision, to ensure
that material information relating to the
registrant, including its consolidated
subsidiaries, is made known to us by others within
those entities, particularly during the period in
which this report is being prepared;
(b)	Evaluated the effectiveness of the registrant's
disclosure controls and procedures and presented in
this report our conclusions about the effectiveness
of the disclosure controls and procedures, as of a
date within 90 days prior to the filing date of
this report based on such evaluation; and
(c)	Disclosed in this report any change in the
registrant's internal control over financial
reporting that occurred during the second fiscal
quarter of the period covered by this report that
has materially affected, or is reasonably likely to
materially affect, the registrant's internal
control over financial reporting; and
5.	The registrant's other certifying officers and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal control which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and


(b)	any fraud, whether or not material, that involves
management or other employees who have a
significant role in the registrant's internal
controls over financial reporting.
Date:  January 7, 2005
By	\s\ John J. O'Keefe

John J. O'Keefe, Vice
President & Treasurer


CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, Ikuo Mori, certify that:
1.	I have reviewed this report on Form N-CSR of The
Singapore Fund, Inc.
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officers and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c)
under the Investment Company Act of 1940) for the
registrant and have:
(a)	designed such disclosure controls and procedures,
or caused such disclosure controls and procedures
to be designed under our supervision, to ensure
that material information relating to the
registrant, including its consolidated
subsidiaries, is made known to us by others within
those entities, particularly during the period in
which this report is being prepared;
(b)	Evaluated the effectiveness of the registrant's
disclosure controls and procedures and presented in
this report our conclusions about the effectiveness
of the disclosure controls and procedures, as of a
date within 90 days prior to the filing date of
this report based on such evaluation; and
(c)	Disclosed in this report any change in the
registrant's internal control over financial
reporting that occurred during the second fiscal
quarter of the period covered by this report that
has materially affected, or is reasonably likely to
materially affect, the registrant's internal
control over financial reporting; and
5.	The registrant's other certifying officers and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal control which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and


(b)	any fraud, whether or not material, that involves
management or other employees who have a
significant role in the registrant's internal
controls over financial reporting.
Date:  January 7, 2005
By	\s\ Ikuo Mori

Ikuo Mori, Chairman


EXHIBIT B (2)
CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Vice President & Treasurer of The Singapore Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended October 31, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the
requirements of section 13(a) or 15(d) of the
Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Funds.
Dated:  January 7, 2005
By	\s\ John J. O'Keefe

John J. O'Keefe, Vice
President & Treasurer
This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.


EXHIBIT B (2)
CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Chairman of The Singapore Fund,
Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2004 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the
requirements of section 13(a) or 15(d) of the
Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial
condition and results of operations of the Funds.
Dated:  January 7, 2005
By	\s\ Ikuo Mori

Ikuo Mori, Chairman
This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.


EXHIBIT 11 (c)
The Singapore Fund, Inc.
Proxy Voting Policy and Procedures
The Board of Directors of The Singapore Fund, Inc. (the "Fund") hereby adopts the following policy and procedures with respect to voting proxies relating to Fund securities managed by DBS Asset Management. (the "Investment Manager").
I.	Policy
It is the policy of the Board of Directors of the Fund (the "Board") to delegate the responsibility for voting proxies relating to securities held by the Fund to the Investment Manager as part of the Investment Manager's general management of the Fund's assets, subject to the Board's continuing oversight. The Board of Directors of the Fund hereby delegates such responsibility to the Investment Manager, and directs the Investment Manager to vote proxies relating to Fund portfolio securities managed by the Investment Manager consistent with the duties and procedures set forth below. The Investment Manager may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Fund.
II.	Fiduciary Duty
The right to vote a proxy with respect to securities held by the Fund is an asset of the Fund. The Investment Manager, to which authority to vote on behalf of the Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders. In discharging this fiduciary duty, the Investment Manager must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.
III.	Procedures
The following are the procedures adopted by the Board for the administration of this policy.
A.  Review of Investment Manager's Proxy Voting
Procedures. The Investment Manager shall present to the Board their policies, procedures and other guidelines for voting proxies at least annually, and must notify
the Board promptly of material changes to any of these documents, including changes to policies addressing conflicts of interest.
B.  Voting Record Reporting.  The Investment Manager
shall provide the voting record information necessary
for the completion and filing of Form N-PX to the Fund
at least annually.  Such voting record information shall
be in a form acceptable to the Fund and shall be
provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Fund and the Investment Manager may agree from time
to time.  With respect to those proxies that the
Investment Manager has identified as involving a
conflict of interest , the Investment Manager shall
submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
C.  Record Retention.  The Investment Manager shall
maintain such records with respect to the voting of
proxies as may be required by the Investment Advisers
Act of 1940 and the rules promulgated thereunder or by
the Investment Company Act of 1940 and the rules
promulgated thereunder.
D.  Conflicts of Interest.  Any actual or potential
conflicts of interest between the Investment Manager and
the Fund's shareholders arising from the proxy voting
process will be addressed by the Investment Manager and
the Investment Manager's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Investment Manager. In the event that the Investment Manager notifies the
officer(s) of the Fund that a conflict of interest
cannot be resolved under the Investment Manager's Proxy Voting Procedures, such officer(s) are responsible for notifying the Chairman of the Board of the Fund of the irreconcilable conflict of interest and assisting the Chairman with any actions he determines are necessary.
IV.	Revocation
The delegation by the Board of the authority to vote proxies relating to securities of the Fund is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
V.	Annual Filing
The Fund shall file an annual report of each proxy voted with respect to securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.
VI.	Disclosures
A.	The Fund shall include in its annual report filed
on Form N-CSR:
1.	a description of this policy and of the
policies and procedures used by the Fund and
the Investment Manager to determine how to
vote proxies relating to portfolio securities
or copies of such policies and procedures; and
2.	a statement disclosing that a description of
the policies and procedures used by or on
behalf of the Fund to determine how to vote
proxies relating to securities of the Fund is
available without charge, upon request, by
calling the Fund's toll-free telephone number;
through a specified Internet address, if
applicable; and on the SEC's website; and
3.	a statement disclosing that information
regarding how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund's toll-free telephone number; or through a specified Internet address; or both; and on the SEC's website.


VII.	Review of Policy
The Board shall review from time to time this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.
Adopted:
Proxy voting policy for DBS Asset Management (United Stated)
Pte. Ltd.
Statement of Policies and Procedures for Voting Proxies
INTRODUCTION
As a registered investment adviser, DBS Asset Management (United Stated) Pte. Ltd. ("DBSAM," "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must exercise voting rights in the best interests of our clients. DBSAM recognizes the importance of good corporate governance in ensuring that management and boards of directors fulfill their obligations to shareholders. As part of our investment process, we take into account the attitudes of management and boards of directors on corporate governance issues when deciding whether to invest in a company.
DBSAM is a global investment manager, and invests significantly in emerging markets. It should be noted that protection for shareholders may vary significantly from jurisdiction to jurisdiction, and in some cases may be substantially less than in the U.S. or developed countries. This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth the policy and procedures of DBSAM for voting proxies for our clients, including investment companies registered under the Investment Company Act of 1940.
PROXY VOTING POLICIES
It is the general policy of DBSAM to support management of the companies in which it invests and will cast votes in accordance with management's proposals. However, DBSAM reserves the right to depart from this policy in order to avoid voting decisions that we believe may be contrary to our clients' best interests.
Elections of Directors: In many instances, election of directors is a routine voting issue. Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares.
Appointment of Auditors: The selection of an independent accountant to audit a company's financial statements is generally a routine business matter. DBSAM believes that management remains in the best position to choose the accounting firm and will generally support management's recommendation.
Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, DBSAM will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.
Corporate Restructurings, Mergers and Acquisitions:
DBSAM believes proxy votes dealing with corporate reorganizations are an extension of the investment decision and will take account of our investment process policy in deciding how to vote.
Corporate Governance: DBSAM recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We generally favor proposals promoting transparency and accountability within a company.
Social and Corporate Responsibility: DBSAM recognizes the importance of supporting sound and responsible policies in relation to social, political and environmental issues. However, in the interests of shareholders, we reserve the right to vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value. Executive Compensation: DBSAM believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans and, if deemed excessive, may vote against the proposals.
PROXY VOTING PROCEDURES
Proxy voting
Our portfolio management team is responsible for the coordination of DBSAM's proxy voting. They liaise with the Product managers and/or the Proxy voting committee to ascertain how DBSAM will vote. They will then instruct the relevant Custodians. The portfolio management team is also responsible for ensuring that full and adequate records of proxy voting are kept.
The Product managers will implement the Proxy voting policies by instructing proxy voting in accordance with the general principles contained herein.
Proxy Voting Committee
We have formed a Proxy Voting Committee to regularly review our general proxy policies and consider specific proxy voting matters as and when deemed necessary. Members of the committees include senior investment personnel and representatives of Legal, Compliance and Risk Management Departments. The committee may also evaluate proxies where we face a material conflict of interest (as discussed below). Conflicts of Interest
DBSAM recognizes that there is a potential conflict of interest when we vote a proxy solicited by an issuer with whom we have any material business or personal relationship that may affect how we vote on the issuer's proxy. We believe that oversight by the Proxy Voting Committee ensures that proxies are voted with only our clients' best interests in mind. In order to avoid any perceived conflict of interests, the following procedures have been established for use when we encounter a potential conflict.
The portfolio management team will refer to Legal and Compliance Departments any proxy votes that are issued by existing clients or where DBSAM holds a significant voting percentage of the company. The Legal and Compliance Departments will make the initial determination about whether a material conflict of interest exists based on the facts and circumstances of each particular situation.
If our proposed vote is consistent with our stated proxy voting policy, no further review is necessary.
If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary.
If our proposed vote is contrary to our stated proxy voting policy and is consistent with management's recommendation, the proposal is escalated to the proxy committee for final review and determination.
Proxies of Certain Non-U.S. Issuers
Proxy voting in certain countries requires "share blocking." That is, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. DBSAM may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.
Proxy Voting Record
Clients may obtain information on how DBSAM voted with respect to their proxies by contacting our Client services team at DBS Asset Management (United Stated) Pte. Ltd., 8 Cross St. #27-01, PWC Building, Singapore 048424, Tel No. 65-68787811, Fax No. 65-65345183 or email dbsasset@dbs.com.

 	As it is used in this document, the term
"conflict of interest" refers to a situation in which the Investment Manager or affiliated persons of the Investment Manager have a financial interest in a matter presented by a proxy other than the obligation they incur as Investment Manager to the Fund which could potentially compromise the Investment Manager's independence of judgment and action with respect to the voting of the proxy.
 	The Fund must file its first report on Form
N-PX not later than August 31, 2004,
for the twelve-month period beginning July 1, 2003, and ending June 30, 2004.

NYA 707718.1

NYA 707718.1
The Singapore Fund, Inc.
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2
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The Singapore Fund, Inc.
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The Singapore Fund, Inc.
25
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The Singapore Fund, Inc.
20
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The Singapore Fund, Inc.

Notes to Financial Statements (continued)
40
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The Singapore Fund, Inc.

Notes to Financial Statements (concluded)
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The Singapore Fund, Inc.
The Singapore Fund, Inc.
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42
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